Income and Expenses - Summary of Asset Impairment (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Trade and other receivables (Note 17)	₱ 6,446	₱ 4,071	₱ 4,192
Inventories and supplies (Note 18)	934	471	1,528
Contract assets	266	291	223
Property and equipment (Note 9)			1,958
Other assets			164
Total asset impairment	₱ 7,646	₱ 4,833	₱ 8,065